ADAMS NATURAL RESOURCES FUND, INC.
Schedule of Investments

March 31, 2019
(unaudited)
	Shares	Value (a)
Common Stocks — 99.2%
Energy — 80.0%
Equipment & Services — 6.4%
Baker Hughes, a GE company Class A	133,100	$3,689,532
Halliburton Company	277,870	8,141,591
Helmerich & Payne, Inc.	33,600	1,866,816
National Oilwell Varco, Inc.	109,000	2,903,760
Schlumberger Limited	430,600	18,761,242
TechnipFMC plc	115,100	2,707,152
		38,070,093
Exploration & Production — 24.5%
Anadarko Petroleum Corporation	188,200	8,559,336
Apache Corporation	107,300	3,719,018
Cabot Oil & Gas Corporation	113,400	2,959,740
Cheniere Energy, Inc. (b)	90,500	6,186,580
Cimarex Energy Company	26,900	1,880,310
Concho Resources Inc.	54,440	6,040,662
ConocoPhillips	378,200	25,241,068
Devon Energy Corporation	139,900	4,415,244
Diamondback Energy, Inc.	102,100	10,366,213
EOG Resources, Inc.	281,600	26,802,688
Hess Corporation	71,100	4,282,353
Marathon Oil Corporation	543,800	9,086,898
Noble Energy, Inc.	139,700	3,454,781
Occidental Petroleum Corporation	369,200	24,441,040
Pioneer Natural Resources Company	46,600	7,096,248
Whiting Petroleum Corporation (b)	50,675	1,324,645
		145,856,824
Integrated Oil & Gas — 33.8%
Chevron Corporation	607,100	74,782,578
Exxon Mobil Corporation	1,489,930	120,386,344
Total S.A. ADR	104,900	5,837,685
		201,006,607
Refining & Marketing — 8.4%
HollyFrontier Corporation	50,300	2,478,281
Marathon Petroleum Corporation	355,785	21,293,732
Phillips 66	168,375	16,024,249
Valero Energy Corporation	116,900	9,916,627
		49,712,889
Storage & Transportation — 6.9%
Kinder Morgan, Inc.	960,200	19,213,602
ONEOK, Inc.	114,000	7,961,760
Williams Companies, Inc.	488,000	14,015,360
		41,190,722

Schedule of Investments (continued)

March 31, 2019
(unaudited)
	Shares	Value (a)
Materials — 19.2%
Chemicals — 12.4%
Air Products and Chemicals, Inc.	69,800	$13,329,008
Albemarle Corporation	15,100	1,237,898
Celanese Corporation Class A	17,500	1,725,675
CF Industries Holdings, Inc.	26,200	1,071,056
DowDuPont Inc.	416,235	22,189,488
Eastman Chemical Company	55,200	4,188,576
Ecolab Inc.	33,900	5,984,706
FMC Corporation	16,300	1,252,166
International Flavors & Fragrances Inc.	10,400	1,339,416
Linde plc	79,100	13,916,063
LyondellBasell Industries N.V.	37,800	3,178,224
Mosaic Company	38,701	1,056,924
PPG Industries, Inc.	28,000	3,160,360
		73,629,560
Construction Materials — 2.9%
Martin Marietta Materials, Inc.	7,000	1,408,260
Sherwin-Williams Company	23,600	10,164,756
Vulcan Materials Company	50,400	5,967,360
		17,540,376
Containers & Packaging — 2.2%
Avery Dennison Corporation	12,800	1,446,400
Ball Corporation	104,700	6,057,942
International Paper Company	49,900	2,308,873
Packaging Corporation of America	11,700	1,162,746
Sealed Air Corporation	18,300	842,898
WestRock Company	30,600	1,173,510
		12,992,369
Metals & Mining — 1.7%
Freeport-McMoRan, Inc.	177,100	2,282,819
Newmont Mining Corporation	73,500	2,629,095
Nucor Corporation	90,500	5,280,675
		10,192,589
Total Common Stocks
(Cost $497,061,308)		590,192,029

Schedule of Investments (continued)

March 31, 2019
(unaudited)
	Shares	Value (a)
Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Fidelity Investments Money Market Funds - Prime Money Market Portfolio (Institutional Class), 2.50% (c)	3,498,601	$3,500,000
Northern Institutional Treasury Portfolio, 2.32% (c)	775,777	775,777
Total Short-Term Investments
(Cost $4,275,777)		4,275,777
Total — 99.9%
(Cost $501,337,085)		594,467,806
Other Assets Less Liabilities — 0.1%		588,339
Net Assets — 100.0%		$595,056,145

Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Anadarko Petroleum Corporation (33,300 shares)	4/16/2020	$1,476,745	$35,921	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Energy Select Sector SPDR Fund (22,200 shares)	4/16/2020	(1,466,392)	—	(11,679)

Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	WestRock Company (79,900 shares)	4/29/2020	2,918,427	144,299	—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Materials Select Sector SPDR Fund (53,900 shares)	4/29/2020	(2,926,824)	—	(63,672)

Gross unrealized gain (loss) on open total return swap agreements					$180,220	$(75,351)
Net unrealized gain on open total return swap agreements (d)					$104,869

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(d)
Counterparty for all open swap agreements is Morgan Stanley.

Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.